Net income/(expense) from financial instruments measured at fair value through profit and loss - HSBC Holdings – Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis	[1]	$ 19,682	$ 21,116	$ 16,661
HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		182	2,899	1,063
Changes in fair value of designated debt and related derivatives	[2]	(1,041)	(125)	(1,468)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		2,835	2,086	3,692
Year ended 31 Dec		1,976	4,860	3,287
HSBC Holdings | Derivatives managed in conjunction with HSBC Holdings-issued debt securities
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		212	93	426
HSBC Holdings | Other changes in fair value
Disclosure of financial liabilities [line items]
Changes in fair value of designated debt and related derivatives		(1,253)	(218)	(1,894)
Net trading activities
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		24,345	23,186	20,391
Net trading activities | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(1,709)	984	(546)
Other instruments managed on a fair value basis
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		(4,663)	(2,070)	(3,730)
Other instruments managed on a fair value basis | HSBC Holdings
Disclosure of financial liabilities [line items]
Net income from financial instruments held for trading or managed on a fair value basis		$ 1,891	$ 1,915	$ 1,609

[1]	In 2025, the amounts include a $0.1bn (2024: $0.1bn gain) mark-to-market gain on interest rate hedging of the portfolio of retained loans post sale of our retail banking operations in France and a $0.1bn fair value loss on Grupo Financiero Galicia‘s (‘Galicia‘) American Depositary Receipts (‘ADRs‘) received as purchase consideration from the sale of our business in Argentina. In 2024, the amounts include a $0.3bn gain (2023: $0.3bn loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada.

[2]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.